Financial Instruments (Unaudited) Other Financial Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted	$ 56
Cash and cash equivalents	252	$ 195	$ 340	$ 317
Time Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 39	$ 34